Summary of significant accounting policies - Business combinations and goodwill - Goodwill (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Goodwill as at the dates of acquisitions	$ 46,950	$ 46,950	$ 1,473
Goodwill expected to be deductible for tax purpose	$ 0	0		$ 0
Acquisition related costs		$ 51
Period of purchase of office equipment (in years)	3 years	3 years
Consolidated revenue if the acquisition had taken place at the beginning of the year		$ 480,247	434,094
Profit before tax from continuing operations if the acquisition had taken place at the beginning of the year		10,627	$ 118,576
Lightmap Ltd [Member]
Disclosure of detailed information about business combination [line items]
Goodwill as at the dates of acquisitions	$ 46,950	$ 46,950